Derivatives and Hedge Accounting - Maturity derivatives designated in fair value hedging (Detail) - Derivatives [member] - Fair value hedges [member] - Interest rate risk [member] pure in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	54,475	49,331
Interest rate swaps [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(59)	467
Interest rate swaps [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	612	511
Interest rate swaps [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,394	869
Interest rate swaps [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	12,936	13,531
Interest rate swaps [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	7,637	8,826
Interest rate swaps [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	7,195	6,806
Interest rate swaps [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	3,266	8,337
Interest rate swaps [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	16,494	9,983
Other interest derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	110	(1,148)
Other interest derivatives [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(20)	(11)
Other interest derivatives [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(22)	(53)
Other interest derivatives [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	58	(101)
Other interest derivatives [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(242)	(55)
Other interest derivatives [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(404)	(228)
Other interest derivatives [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(290)	(325)
Other interest derivatives [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(44)	(325)
Other interest derivatives [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,075	(51)